Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

February 19, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          ING Investors Trust (on behalf of ING Pioneer Mid Cap Value Portfolio)

                File No.: 333-148477

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 1 to the registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), for ING Investors Trust (“Registrant”).  This Post-Effective Amendment is being filed in reliance on Rule 485(b) under the 1933 Act, and shall become effective immediately.  Post-Effective Amendment No. 1 is being filed for the purpose of updating the registration statement and does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 202.261.3484, or Jeffrey S. Puretz at 202.261.3358.

Sincerely,

/s/ Jutta M. Frankfurter

Jutta M. Frankfurter

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